Financial instruments - Fair values and risk management - Capital management (Details) $ / shares in Units, € in Millions		12 Months Ended
	Nov. 22, 2023	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Oct. 09, 2023 USD ($) shareholder vessel agreement $ / shares	Jun. 21, 2022 USD ($)	Apr. 07, 2021 USD ($)	Apr. 07, 2021 EUR (€)	Dec. 31, 2020 USD ($) shares	Sep. 11, 2020 USD ($)	Sep. 07, 2018 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 93,607,000	$ 536,532,000
Number of interdependent agreements | agreement					3
Proportion of ownership interest in subsidiary		100.00%
Facility size		$ 813,400,000
Current assets less current liabilities		2,020,400,000
Aggregate cash		1,242,800,000
Cash and cash equivalents		$ 429,370,000	$ 179,929,000	$ 152,528,000					$ 161,478,000
Ratio of stockholders' equity to total assets		68.90%
Percentage of net income paid to shareholders through dividends		80.00%
Dividends, fixed amount per share (in USD per share) | $ / shares		$ 0.03
Minimum yearly fixed dividend (in USD per share) | $ / shares		$ 0.12
Transfer of treasury shares (in shares) | shares		450,465	105,551	0
Number of shares outstanding (in shares) | shares		202,233,997	201,783,532	201,677,981					201,677,981
24 VLCC tankers
Disclosure of detailed information about financial instruments [line items]
Number of shareholders involved in transaction | shareholder					2
Number of vessels sold | vessel					24
Receivables from contracts with customers					$ 2,350,000,000
Euronav NV | CMB
Disclosure of detailed information about financial instruments [line items]
Percentage of ownership interest acquired					0.2612
Share acquired (in usd per share) | $ / shares					$ 18.43
Proportion of ownership interest in subsidiary	49.05%	49.05%
Percentage of voting equity interests acquired	53.00%	53.00%
Treasury shares
Disclosure of detailed information about financial instruments [line items]
Transfer of treasury shares (in shares) | shares		(450,465)	(105,551)	0
Number of shares outstanding (in shares) | shares		17,790,716	18,241,181	18,346,732					18,346,732
Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Aggregate cash and cash equivalents, including undrawn amounts on committed loans		$ 50,000,000
Ratio of indebtedness to net capital		5.00%
Minimum cash requirement		$ 30,000,000
Ratio of stockholders' equity to total assets, minimum		30.00%
Notional amount											$ 200,000,000
Change of control, minimum shares acquired		50.00%
Secured FSO loan due 2030
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 150,000,000				$ 150,000,000
Covenant, minimum debt service ratio						1.1
$713.0 million facility
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 713,000,000.0								$ 713,000,000
Change of control, minimum shares acquired		30.00%
Unsecured Revolving loan due 2026
Disclosure of detailed information about financial instruments [line items]
Notional amount							$ 88,400,000	€ 80
Change of control, minimum shares acquired		30.00%
Secured vessels Revolving loan due 2025
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 200,000,000.0
Put Option Event Repayment Percentage	1.01
Put Option Event Repayment Premium	0.01
Minimum | Senior Secured Loans
Disclosure of detailed information about financial instruments [line items]
Ratio of fair market value of collateral vessels to aggregate principal amount outstanding on loans		125.00%